Segment Information (Tables)	12 Months Ended
Sep. 30, 2023
Segment Information [Abstract]
Schedule of Selected Financial Information	Selected financial information is presented below:
	Education			Wellness			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenues	$6,155,593	$10,814,656	$15,026,991	$-	$-	$-	$6,155,593	$10,814,656	$15,026,991
Cost of revenues	4,363,124	6,003,258	6,210,672	-	-	-	4,363,124	6,003,258	6,210,672
Gross profit	1,792,469	4,811,398	8,816,319	-	-	-	1,792,469	4,811,398	8,816,319
Interest expenses, net	331,698	213,894	212,023	(6)	-	-	331,692	213,894	212,023
Depreciation and amortization	153,405	169,808	143,562	-	-	-	153,405	169,808	143,562
Capital expenditures	274,381	174,074	91,145	2,939	-	-	277,320	174,074	91,145
Segment assets	19,101,467	23,438,586	6,635,880	346,626	-	-	19,448,093	23,438,586	6,635,880
Segment (loss) profit	$(5,764,314)	$(2,118,349)	$2,161,400	$(15,740)	$-	$-	$(5,780,054)	$(2,118,349)	$2,161,400